Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and significant accounting policies

1	Basis of preparation and significant accounting policies

1.1	Basis of preparation

(a)	Compliance with International Financial Reporting Standards
The consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings have been prepared in accordance with International Financial Reporting Standards (‘IFRSs’) as issued by the International Accounting Standards Board (‘IASB’), including interpretations issued by the IFRS Interpretations Committee, and as endorsed by the European Union (‘EU’). At 31 December 2018, there were no unendorsed standards effective for the year ended 31 December 2018 affecting these consolidated and separate financial statements, and HSBC’s application of IFRSs results in no differences between IFRSs as issued by the IASB and IFRSs as endorsed by the EU.
Standards adopted during the year ended 31 December 2018
HSBC has adopted the requirements of IFRS 9 ‘Financial Instruments’ from 1 January 2018, with the exception of the provisions relating to the presentation of gains and losses on financial liabilities designated at fair value, which were adopted from 1 January 2017. This includes the adoption of ‘Prepayment Features with Negative Compensation (Amendments to IFRS 9)’, which is effective for annual periods beginning on or after 1 January 2019 with early adoption permitted. The effect of its adoption is not significant. IFRS 9 includes an accounting policy choice to remain with IAS 39 hedge accounting, which HSBC has exercised. The classification and measurement, and impairment requirements, are applied retrospectively by adjusting the opening balance sheet at the date of initial application. As permitted by IFRS 9, HSBC has not restated comparatives. Adoption reduced net assets at 1 January 2018 by $1,647m as set out in
Note 37 of the Annual Report and Accounts 2018.
In addition, HSBC has adopted the requirements of IFRS 15 ‘Revenue from contracts with customers’ and a number of interpretations and amendments to standards, which have had an insignificant effect on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings.
IFRS 9 transitional requirements
The transitional requirements of IFRS 9 necessitated a review of the designation of financial instruments at fair value. IFRS 9 requires that the designation is revoked where there is no longer an accounting mismatch at 1 January 2018 and permits designations to be revoked or additional designations created at 1 January 2018 if there are accounting mismatches at that date. As a result:

•	fair value designations for financial liabilities were revoked where the accounting mismatch no longer exists, as required by IFRS 9; and

•
fair value designations were revoked for certain long-dated securities where accounting mismatches continue to exist, but where HSBC has revoked the designation as permitted by IFRS 9 since it will better mitigate the accounting mismatch by undertaking fair value hedge accounting.

The results of these changes are included in the reconciliation set out in Note 37.
Changes in accounting policy
While not necessarily required by the adoption of IFRS 9, the following voluntary changes in accounting policy and presentation were made as a result of reviews carried out in conjunction with its adoption. The effect of presentational changes at 1 January 2018 is included in the reconciliation set out in Note 37, and comparatives have not been restated.

•
We considered market practices for the presentation of certain financial liabilities, which contain both deposit and derivative components. We concluded that it would be appropriate to change the accounting policy and presentation of ‘trading customer accounts and other debt securities in issue’, to better align with the presentation of similar financial instruments by peers. This therefore provides more relevant information about the effect of these financial liabilities on our financial position and performance. As a result, rather than being classified as held for trading, we designate these financial liabilities as at fair value through profit or loss since they are managed and their performance evaluated on a fair value basis. A further consequence of this change in presentation is that the effects of changes in the liabilities’ credit risk are presented in ‘Other comprehensive income’, with the remaining effect presented in profit or loss in accordance with Group accounting policy adopted in 2017 (following the adoption of the requirements in IFRS 9 relating to the presentation of gains and losses on financial liabilities designated at fair value).

•
Cash collateral, margin and settlement accounts have been reclassified from ‘Trading assets’ and ‘Loans and advances to banks and customers’ to ‘Prepayments, accrued income and other assets’ and from ‘Trading liabilities’ and ‘Deposits by banks’ and ‘Customer accounts‘ to ‘Accruals, deferred income and other liabilities’. The change in presentation for financial assets is in accordance with IFRS 9 and the change in presentation for financial liabilities is considered to provide more relevant information, given the change in presentation for the financial assets. The change in presentation for financial liabilities has had no effect on the measurement of these items and therefore on retained earnings or profit for any period.

•
Certain stock borrowing assets have been reclassified from ‘Loans and advances to banks and customers’ to ‘Trading assets’. The change in measurement is a result of the determination of the global business model for this activity and will align the presentation throughout the Group.

•
Prior to 2018, foreign exchange exposure on some financial instruments designated at fair value was presented in the same line in the income statement as the underlying fair value movement on these instruments. In 2018, we have grouped the presentation of the entire effect of foreign exchange exposure in profit or loss and presented it within ‘Net income from financial instruments held for trading or managed on a fair value basis’. Comparative data has been re-presented.

(b)	Differences between IFRSs and Hong Kong Financial Reporting Standards
There are no significant differences between IFRSs and Hong Kong Financial Reporting Standards in terms of their application to HSBC, and consequently there would be no significant differences had the financial statements been prepared in accordance with Hong Kong Financial Reporting Standards. The ‘Notes on the financial statements’, taken together with the ‘Report of the Directors’, include the aggregate of all disclosures necessary to satisfy IFRSs and Hong Kong reporting requirements.

(c)	Future accounting developments
Minor amendments to IFRSs
The IASB has published a number of minor amendments to IFRSs that are effective from 1 January 2019, some of which have been endorsed for use in the EU. HSBC expects they will have an insignificant effect, when adopted, on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings.
Major new IFRSs
The IASB has published IFRS 16 ‘Leases’ and IFRS 17 ‘Insurance Contracts’. IFRS 16 has been endorsed for use in the EU and IFRS 17 has not yet been endorsed. In addition, an amendment to IAS 12 ‘Income Taxes’ has not yet been endorsed.
IFRS 16 ‘Leases’
IFRS 16 ‘Leases’ has an effective date for annual periods beginning on or after 1 January 2019. IFRS 16 results in lessees accounting for most leases within the scope of the standard in a manner similar to the way in which finance leases are currently accounted for under IAS 17 ‘Leases’. Lessees will recognise a right of use (‘ROU’) asset and a corresponding financial liability on the balance sheet. The asset will be amortised over the length of the lease, and the financial liability measured at amortised cost. Lessor accounting remains substantially the same as under IAS 17. The Group expects to adopt the standard using a modified retrospective approach where the cumulative effect of initially applying it is recognised as an adjustment to the opening balance of retained earnings and comparatives are not restated. The implementation is expected to increase assets by approximately $5bn and increase financial liabilities by the same amount with no effect on net assets or retained earnings.
IFRS 17 ‘Insurance Contracts’
IFRS 17 ‘Insurance Contracts’ was issued in May 2017, and sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is currently effective from 1 January 2021. However, the IASB is considering delaying the mandatory implementation date by one year and may make additional changes to the standard. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard is still developing and there may be changes to it, therefore the likely impact of its implementation remains uncertain.
Amendment to IAS 12 ‘Income Taxes’
An amendment to IAS 12 was issued in December 2017 as part of the annual improvement cycle. The amendment clarifies that an entity should recognise the tax consequences of dividends where the transactions or events that generated the distributable profits are recognised. This amendment is effective for annual reporting periods beginning on or after 1 January 2019 and is applied to the income tax consequences of distributions recognised on or after the beginning of the earliest comparative period. As a result of its application, the income tax consequences of distributions on certain capital securities classified as equity will be presented in profit or loss rather than directly in equity. If the amendment had been applied in 2018, the impact for the year ended 31 December 2018 would have been a $261m increase in profit after tax (2017: $224m) with no effect on equity.

(d)	Foreign currencies
HSBC’s consolidated financial statements are presented in US dollars because the US dollar and currencies linked to it form the major currency bloc in which HSBC transacts and funds its business. The US dollar is also HSBC Holdings’ functional currency because the US dollar and currencies linked to it are the most significant currencies relevant to the underlying transactions, events and conditions of its subsidiaries, as well as representing a significant proportion of its funds generated from financing activities.
Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet date, except non-monetary assets and liabilities measured at historical cost, which are translated using the rate of exchange at the initial transaction date. Exchange differences are included in other comprehensive income or in the income statement depending on where the gain or loss on the underlying item is recognised.
In the consolidated financial statements, the assets, liabilities and results of foreign operations, whose functional currency is not US dollars, are translated into the Group’s presentation currency at the reporting date. Exchange differences arising are recognised in other comprehensive income. On disposal of a foreign operation, exchange differences previously recognised in other comprehensive income are reclassified to the income statement.

(e)	Presentation of information
Certain disclosures required by IFRSs have been included in the sections marked as (‘Audited’) in this Annual Report and Accounts as follows:

•	segmental disclosures are included in the ‘Report of the Directors: Financial summary’ on pages 34 to 91;

•	disclosures concerning the nature and extent of risks relating to insurance contracts and financial instruments are included in the ‘Report of the Directors: Risk’ on pages 100 to 192;

•	capital disclosures are included in the ‘Report of the Directors: Capital’ on pages 193 to 196; and

•	disclosures relating to HSBC’s securitisation activities and structured products are included in the ‘Report of the Directors: Risk’ on pages 100 to 192.
In accordance with the policy to provide disclosures that help investors and other stakeholders understand the Group’s performance, financial position and changes to them, the information provided in the ‘Notes on the financial statements’ and the ‘Report of the Directors’ goes beyond the minimum levels required by accounting standards, statutory and regulatory requirements and listing rules. In addition, HSBC follows the UK Finance Disclosure Code (‘the UKF Disclosure Code’). The UKF Disclosure Code aims to increase the quality and comparability of UK banks’ disclosures and sets out five disclosure principles together with supporting guidance agreed in 2010. In line with the principles of the UKF Disclosure Code, HSBC assesses good practice recommendations issued from time to time by relevant regulators and standard setters, and will assess the applicability and relevance of such guidance, enhancing disclosures where appropriate.

(f)	Critical accounting estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items, highlighted as the ‘critical accounting estimates and judgements’ in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of HSBC’s accounting policies that contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.

(g)	Segmental analysis
HSBC’s Chief Operating Decision Maker is the Group Chief Executive, who is supported by the rest of the Group Management Board (‘GMB’), which operates as a general management committee under the direct authority of the Board. Operating segments are reported in a manner consistent with the internal reporting provided to the Group Chief Executive and the GMB.
Measurement of segmental assets, liabilities, income and expenses is in accordance with the Group’s accounting policies. Segmental income and expenses include transfers between segments, and these transfers are conducted at arm’s length. Shared costs are included in segments on the basis of the actual recharges made.

(h)	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows and capital resources.

1.2	Summary of significant accounting policies

(a)	Consolidation and related policies
Investments in subsidiaries
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as agent or principal.
Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. This election is made for each business combination.
HSBC Holdings’ investments in subsidiaries are stated at cost less impairment losses.
Goodwill
Goodwill is allocated to cash-generating units (‘CGUs’) for the purpose of impairment testing, which is undertaken at the lowest level at which goodwill is monitored for internal management purposes. HSBC’s CGUs are based on geographical regions subdivided by global business, except for Global Banking and Markets, for which goodwill is monitored on a global basis.
Impairment testing is performed at least once a year, or whenever there is an indication of impairment, by comparing the recoverable amount of a CGU with its carrying amount.
Goodwill is included in a disposal group if the disposal group is a CGU to which goodwill has been allocated or it is an operation within such a CGU. The amount of goodwill included in a disposal group is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.
Critical accounting estimates and judgements

The review of goodwill for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:
•
The future cash flows of the CGUs are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
•
The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of capital assigned to individual CGUs. The cost of capital percentage is generally derived from a capital asset pricing model, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control. They are therefore subject to uncertainty and require the exercise of significant judgement.
The accuracy of forecast cash flows is subject to a high degree of uncertainty in volatile market conditions. In such circumstances, management re-tests goodwill for impairment more frequently than once a year when indicators of impairment exist. This ensures that the assumptions on which the cash flow forecasts are based continue to reflect current market conditions and management’s best estimate of future business prospects.

HSBC sponsored structured entities
HSBC is considered to sponsor another entity if, in addition to ongoing involvement with the entity, it had a key role in establishing that entity or in bringing together relevant counterparties so the transaction that is the purpose of the entity could occur. HSBC is generally not considered a sponsor if the only involvement with the entity is merely administrative.
Interests in associates and joint arrangements
Joint arrangements are investments in which HSBC, together with one or more parties, has joint control. Depending on HSBC’s rights and obligations, the joint arrangement is classified as either a joint operation or a joint venture. HSBC classifies investments in entities over which it has significant influence, and that are neither subsidiaries nor joint arrangements, as associates.
HSBC recognises its share of the assets, liabilities and results in a joint operation. Investments in associates and interests in joint ventures are recognised using the equity method. The attributable share of the results and reserves of joint ventures and associates is included in the consolidated financial statements of HSBC based on either financial statements made up to 31 December or pro-rated amounts adjusted for any material transactions or events occurring between the date the financial statements are available and
31 December.
Investments in associates and joint ventures are assessed at each reporting date and tested for impairment when there is an indication that the investment may be impaired. Goodwill on acquisitions of interests in joint ventures and associates is not tested separately for impairment, but is assessed as part of the carrying amount of the investment.
Critical accounting estimates and judgements

Impairment testing of investments in associates involves significant judgement in determining the value in use, and in particular estimating the present values of cash flows expected to arise from continuing to hold the investment. The most significant judgements relate to the impairment testing of our investment in Bank of Communications Co. Limited (‘BoCom’). Key assumptions used in estimating BoCom’s value in use, the sensitivity of the value in use calculation to different assumptions and a sensitivity analysis that shows the changes in key assumptions that would reduce the excess of value in use over the carrying amount (the ‘headroom’) to nil are described in Note 18.

(b)	Income and expense
Operating income
Interest income and expense
Interest income and expense for all financial instruments, excluding those classified as held for trading or designated at fair value, are recognised in ‘Interest income’ and ‘Interest expense’ in the income statement using the effective interest method. However, as an exception to this, interest on debt securities issued by HSBC that are designated under the fair value option and on derivatives managed in conjunction with those debt securities is included in interest expense.
Interest on credit-impaired financial assets is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.
Non-interest income and expense
HSBC generates fee income from services provided at a fixed price over time, such as account service and card fees, or when HSBC delivers a specific transaction at a point in time, such as broking services and import/export services. With the exception of certain fund management and performance fees, all other fees are generated at a fixed price. Fund management and performance fees can be variable depending on the size of the customer portfolio and HSBC’s performance as fund manager. Variable fees are recognised when all uncertainties are resolved. Fee income is generally earned from short-term contracts with payment terms that do not include a significant financing component.
HSBC acts as principal in the majority of contracts with customers, with the exception of broking services. For most brokerage trades, HSBC acts as agent in the transaction and recognises broking income net of fees payable to other parties in the arrangement.
HSBC recognises fees earned on transaction-based arrangements at a point in time when we have fully provided the service to the customer. Where the contract requires services to be provided over time, income is recognised on a systematic basis over the life of the agreement.
Where HSBC offers a package of services that contains multiple non-distinct performance obligations, such as those included in account service packages, the promised services are treated as a single performance obligation. If a package of services contains distinct performance obligations, such as those including both account and insurance services, the corresponding transaction price is allocated to each performance obligation based on the estimated stand-alone selling prices.
Dividend income is recognised when the right to receive payment is established. This is the ex-dividend date for listed equity securities, and usually the date when shareholders approve the dividend for unlisted equity securities.
Net income/(expense) from financial instruments measured at fair value through profit or loss includes the following:

•
‘Net income from financial instruments held for trading or managed on a fair value basis’: This comprises net trading income, which includes all gains and losses from changes in the fair value of financial assets and financial liabilities held for trading, together with the related interest income, expense and dividends. It also includes all gains and losses from changes in the fair value of derivatives that are managed in conjunction with financial assets and liabilities measured at fair value through profit or loss.

•
‘Net income/(expense)from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’: This includes interest income, interest expense and dividend income in respect of financial assets and liabilities measured at fair value through profit or loss; and those derivatives managed in conjunction with the above that can be separately identifiable from other trading derivatives.

•	‘Changes in fair value of long-term debt and related derivatives’: Interest paid on the external long-term debt and interest cash flows on related derivatives is presented in interest expense.

•
‘Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss’: This includes interest on instruments that fail the solely payments of principal and interest (‘SPPI’) test, see (d) below.

The accounting policies for insurance premium income are disclosed in Note 1.2(j).

(c)	Valuation of financial instruments
All financial instruments are initially recognised at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, if there is a difference between the transaction price and the fair value of financial instruments whose fair value is based on a quoted price in an active market or a valuation technique that uses only data from observable markets, HSBC recognises the difference as a trading gain or loss at inception (a ‘day 1 gain or loss’). In all other cases, the entire day 1 gain or loss is deferred and recognised in the income statement over the life of the transaction until the transaction matures, is closed out, the valuation inputs become observable or HSBC enters into an offsetting transaction.
The fair value of financial instruments is generally measured on an individual basis. However, in cases where HSBC manages a group of financial assets and liabilities according to its net market or credit risk exposure, the fair value of the group of financial instruments is measured on a net basis but the underlying financial assets and liabilities are presented separately in the financial statements, unless they satisfy the IFRS offsetting criteria.
Critical accounting estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them the measurement of fair value is more judgemental. An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, greater than 5% of the instrument’s valuation is driven by unobservable inputs. ‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

(d)	Financial instruments measured at amortised cost
Financial assets that are held to collect the contractual cash flows and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at amortised cost. Such financial assets include most loans and advances to banks and customers and some debt securities. In addition, most financial liabilities are measured at amortised cost. HSBC accounts for regular way amortised cost financial instruments using trade date accounting. The carrying value of these financial assets at initial recognition includes any directly attributable transactions costs. If the initial fair value is lower than the cash amount advanced, such as in the case of some leveraged finance and syndicated lending activities, the difference is deferred and recognised over the life of the loan through the recognition of interest income.
HSBC may commit to underwriting loans on fixed contractual terms for specified periods of time. When the loan arising from the lending commitment is expected to be held for trading, the commitment to lend is recorded as a derivative. When HSBC intends to hold the loan, the loan commitment is included in the impairment calculations set out below.
Non-trading reverse repurchase, repurchase and similar agreements
When debt securities are sold subject to a commitment to repurchase them at a predetermined price (‘repos’), they remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (‘reverse repos’) are not recognised on the balance sheet and an asset is recorded in respect of the initial consideration paid. Non-trading repos and reverse repos are measured at amortised cost. The difference between the sale and repurchase price or between the purchase and resale price is treated as interest and recognised in net interest income over the life of the agreement.
Contracts that are economically equivalent to reverse repo or repo agreements (such as sales or purchases of debt securities entered into together with total return swaps with the same counterparty) are accounted for similarly to, and presented together with, reverse repo or repo agreements.

(e)	Financial assets measured at fair value through other comprehensive income
Financial assets held for a business model that is achieved by both collecting contractual cash flows and selling and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at fair value through other comprehensive income (‘FVOCI’). These comprise primarily debt securities. They are recognised on the trade date when HSBC enters into contractual arrangements to purchase and are normally derecognised when they are either sold or redeemed. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Upon disposal, the cumulative gains or losses in other comprehensive income are recognised in the income statement as ‘Gains less losses from financial instruments’. Financial assets measured at FVOCI are included in the impairment calculations set out below and impairment is recognised in profit or loss.

(f)	Equity securities measured at fair value with fair value movements presented in other comprehensive income
The equity securities for which fair value movements are shown in other comprehensive income are business facilitation and other similar investments where HSBC holds the investments other than to generate a capital return. Gains or losses on the derecognition of these equity securities are not transferred to profit or loss. Otherwise, equity securities are measured at fair value through profit or loss (except for dividend income which is recognised in profit or loss).

(g)	Financial instruments designated at fair value through profit or loss
Financial instruments, other than those held for trading, are classified in this category if they meet one or more of the criteria set out below and are so designated irrevocably at inception:

•	the use of the designation removes or significantly reduces an accounting mismatch;

•
a group of financial assets and liabilities or a group of financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy; and

•	the financial liability contains one or more non-closely related embedded derivatives.
Designated financial assets are recognised when HSBC enters into contracts with counterparties, which is generally on trade date, and are normally derecognised when the rights to the cash flows expire or are transferred. Designated financial liabilities are recognised when HSBC enters into contracts with counterparties, which is generally on settlement date, and are normally derecognised when extinguished. Subsequent changes in fair values are recognised in the income statement in ‘Net income from financial instruments held for trading or managed on a fair value basis’ or ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’.
Under the above criterion, the main classes of financial instruments designated by HSBC are:

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Long-term debt issues: The interest and/or foreign exchange exposure on certain fixed-rate debt securities issued has been matched with the interest and/or foreign exchange exposure on certain swaps as part of a documented risk management strategy.

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Financial assets and financial liabilities under unit-linked and non-linked investment contracts: a contract under which HSBC does not accept significant insurance risk from another party is not classified as an insurance contract, other than investment contracts with discretionary participation features (‘DPF’), but is accounted for as a financial liability. Customer liabilities under linked and certain non-linked investment contracts issued by insurance subsidiaries are determined based on the fair value of the assets held in the linked funds. If no fair value designation was made for the related assets, at least some of the assets would otherwise be measured at either fair value through other comprehensive income or amortised cost. The related financial assets and liabilities are managed and reported to management on a fair value basis. Designation at fair value of the financial assets and related liabilities allows changes in fair values to be recorded in the income statement and presented in the same line.

(h)	Derivatives
Derivatives are financial instruments that derive their value from the price of underlying items such as equities, interest rates or other indices. Derivatives are recognised initially and are subsequently measured at fair value through profit or loss. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes embedded derivatives in financial liabilities, which are bifurcated from the host contract when they meet the definition of a derivative on a stand-alone basis.
Where the derivatives are managed with debt securities issued by HSBC that are designated at fair value, the contractual interest is shown in ‘Interest expense’ together with the interest payable on the issued debt.
Hedge accounting
When derivatives are not part of fair value designated relationships, if held for risk management purposes they are designated in hedge accounting relationships where the required criteria for documentation and hedge effectiveness are met. HSBC uses these derivatives or, where allowed, other non-derivative hedging instruments in fair value hedges, cash flow hedges or hedges of net investments in foreign operations as appropriate to the risk being hedged.
Fair value hedge
Fair value hedge accounting does not change the recording of gains and losses on derivatives and other hedging instruments, but results in recognising changes in the fair value of the hedged assets or liabilities attributable to the hedged risk that would not otherwise be recognised in the income statement. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued; the cumulative adjustment to the carrying amount of the hedged item is amortised to the income statement on a recalculated effective interest rate, unless the hedged item has been derecognised, in which case it is recognised in the income statement immediately.
Cash flow hedge
The effective portion of gains and losses on hedging instruments is recognised in other comprehensive income; the ineffective portion of the change in fair value of derivative hedging instruments that are part of a cash flow hedge relationship is recognised immediately in the income statement within ‘Net income from financial instruments held for trading or managed on a fair value basis’. The accumulated gains and losses recognised in other comprehensive income are reclassified to the income statement in the same periods in which the hedged item affects profit or loss. When a hedge relationship is discontinued, or partially discontinued, any cumulative gain or loss recognised in other comprehensive income remains in equity until the forecast transaction is recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously recognised in other comprehensive income is immediately reclassified to the income statement.
Net investment hedge
Hedges of net investments in foreign operations are accounted for in a similar way to cash flow hedges. The effective portion of gains and losses on the hedging instrument is recognised in other comprehensive income; other gains and losses are recognised immediately in the income statement. Gains and losses previously recognised in other comprehensive income are reclassified to the income statement on the disposal, or part disposal, of the foreign operation.
Derivatives that do not qualify for hedge accounting
Non-qualifying hedges are derivatives entered into as economic hedges of assets and liabilities for which hedge accounting was not applied.
Critical accounting estimates and judgements

As a result of the request received by the Financial Stability Board from the G20, a fundamental review and reform of the major interest rate benchmarks is under way across the world’s largest financial markets. The process of replacing existing benchmark interbank offered rates (‘Ibors’) with alternative risk-free rates (‘RFRs’) is at different stages, and is progressing at different speeds, across several major jurisdictions. There is therefore uncertainty as to the timing and the methods of transition for many financial products affected by these changes, and whether some existing benchmarks will continue to be supported in some way.
As a result of these developments, significant accounting judgement is involved in determining whether certain hedge accounting relationships that hedge the variability of cash flows and interest rate risk due to changes in Ibors continue to qualify for hedge accounting as at 31 December 2018. Management’s judgement is that those existing hedge accounting relationships continue to be supported at the 2018 year-end. Even though there are plans to replace those rates with economically similar rates based on new RFRs over the next few years, there is widespread continued reliance on Ibors in market pricing structures for long-term products with maturities over the hedged horizons that extend beyond the timescales for replacing Ibors. In addition there is a current absence of term structures on the new RFRs. This judgement will be kept under review in future as markets based on the new RFRs develop, taking into consideration any specific accounting guidance that may be developed to deal with these unusual circumstances. The IASB has commenced the due process for providing clarification on how the guidance for hedge accounting in IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 9: ‘Financial Instruments’ should be applied in these circumstances, which were not contemplated when the standards were published.

(i)	Impairment of amortised cost and FVOCI financial assets
Expected credit losses (‘ECL’) are recognised for loans and advances to banks and customers, non-trading reverse repurchase agreements, other financial assets held at amortised cost, debt instruments measured at FVOCI, and certain loan commitments and financial guarantee contracts. At initial recognition, allowance (or provision in the case of some loan commitments and financial guarantees) is required for ECL resulting from default events that are possible within the next 12 months, or less, where the remaining life is less than 12 months (’12-month ECL’). In the event of a significant increase in credit risk, allowance (or provision) is required for ECL resulting from all possible default events over the expected life of the financial instrument (‘lifetime ECL’). Financial assets where 12-month ECL is recognised are considered to be ‘stage 1’; financial assets that are considered to have experienced a significant increase in credit risk are in ‘stage 2’; and financial assets for which there is objective evidence of impairment so are considered to be in default or otherwise credit impaired are in ‘stage 3’. Purchased or originated credit-impaired financial assets (‘POCI’) are treated differently, as set out below.
Credit impaired (stage 3)
HSBC determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:

•	contractual payments of either principal or interest are past due for more than 90 days;

•
there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and

•	the loan is otherwise considered to be in default.
If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.
Interest income is recognised by applying the effective interest rate to the amortised cost amount, i.e. gross carrying amount less ECL allowance.
Write-off
Financial assets (and the related impairment allowances) are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, this is generally after receipt of any proceeds from the realisation of security. In circumstances where the net realisable value of any collateral has been determined and there is no reasonable expectation of further recovery, write-off may be earlier.
Renegotiation
Loans are identified as renegotiated and classified as credit impaired when we modify the contractual payment terms due to significant credit distress of the borrower. Renegotiated loans remain classified as credit impaired until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows and retain the designation of renegotiated until maturity or derecognition.
A loan that is renegotiated is derecognised if the existing agreement is cancelled and a new agreement is made on substantially different terms, or if the terms of an existing agreement are modified such that the renegotiated loan is a substantially different financial instrument. Any new loans that arise following derecognition events in these circumstances are considered to be POCI and will continue to be disclosed as renegotiated loans.
Other than originated credit-impaired loans, all other modified loans could be transferred out of stage 3 if they no longer exhibit any evidence of being credit impaired and, in the case of renegotiated loans, there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows over the minimum observation period, and there are no other indicators of impairment. These loans could be transferred to stage 1 or 2 based on the mechanism as described below by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms) and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms). Any amount written off as a result of the modification of contractual terms would not be reversed.
Loan modifications that are not credit impaired
Loan modifications that are not identified as renegotiated are considered to be commercial restructuring. Where a commercial restructuring results in a modification (whether legalised through an amendment to the existing terms or the issuance of a new loan contract) such that HSBC’s rights to the cash flows under the original contract have expired, the old loan is derecognised and the new loan is recognised at fair value. The rights to cash flows are generally considered to have expired if the commercial restructure is at market rates and no payment-related concession has been provided.
Significant increase in credit risk (stage 2)
An assessment of whether credit risk has increased significantly since initial recognition is performed at each reporting period by considering the change in the risk of default occurring over the remaining life of the financial instrument. The assessment explicitly or implicitly compares the risk of default occurring at the reporting date compared with that at initial recognition, taking into account reasonable and supportable information, including information about past events, current conditions and future economic conditions. The assessment is unbiased, probability-weighted, and to the extent relevant, uses forward-looking information consistent with that used in the measurement of ECL. The analysis of credit risk is multifactor. The determination of whether a specific factor is relevant and its weight compared with other factors depends on the type of product, the characteristics of the financial instrument and the borrower, and the geographical region. Therefore, it is not possible to provide a single set of criteria that will determine what is considered to be a significant increase in credit risk, and these criteria will differ for different types of lending, particularly between retail and wholesale. However, unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when 30 days past due. In addition, wholesale loans that are individually assessed, typically corporate and commercial customers, and included on a watch or worry list, are included in stage 2.
For wholesale portfolios, the quantitative comparison assesses default risk using a lifetime probability of default (‘PD’) which encompasses a wide range of information including the obligor’s customer risk rating (‘CRR’), macroeconomic condition forecasts and credit transition probabilities. For origination CRRs up to 3.3, significant increase in credit risk is measured by comparing the average PD for the remaining term estimated at origination with the equivalent estimation at the reporting date. The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger - PD to increase by
0.1–1.2	15bps
2.1–3.3	30bps
For CRRs greater than 3.3 that are not impaired, a significant increase in credit risk is considered to have occurred when the origination PD has doubled. The significance of changes in PD was informed by expert credit risk judgement, referenced to historical credit migrations and to relative changes in external market rates.
For loans originated prior to the implementation of IFRS 9, the origination PD does not include adjustments to reflect expectations of future macroeconomic conditions since these are not available without the use of hindsight. In the absence of this data, origination PD must be approximated assuming through-the-cycle (‘TTC’) PDs and TTC migration probabilities, consistent with the instrument’s underlying modelling approach and the CRR at origination. For these loans, the quantitative comparison is supplemented with additional CRR deterioration-based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch
Further information about the 23-grade scale used for CRR can be found on page 119.
For certain portfolios of debt securities where external market ratings are available and credit ratings are not used in credit risk management, the debt securities will be in stage 2 if their credit risk increases to the extent they are no longer considered investment grade. Investment grade is where the financial instrument has a low risk of incurring losses, the structure has a strong capacity to meet its contractual cash flow obligations in the near term, and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil their contractual cash flow obligations.
For retail portfolios, default risk is assessed using a reporting date 12-month PD derived from credit scores, which incorporates all available information about the customer. This PD is adjusted for the effect of macroeconomic forecasts for periods longer than 12 months and is considered to be a reasonable approximation of a lifetime PD measure. Retail exposures are first segmented into homogeneous portfolios, generally by country, product and brand. Within each portfolio, the stage 2 accounts are defined as accounts with an adjusted 12-month PD greater than the average 12-month PD of loans in that portfolio 12 months before they become 30 days past due. The expert credit risk judgement is that no prior increase in credit risk is significant. This portfolio-specific threshold identifies loans with a PD higher than would be expected from loans that are performing as originally expected, and higher than what would have been acceptable at origination. It therefore approximates a comparison of origination to reporting date PDs.
Unimpaired and without significant increase in credit risk – (stage 1)
ECL resulting from default events that are possible within the next 12 months (12-month ECL) are recognised for financial instruments that remain in stage 1.
Purchased or originated credit impaired
Financial assets that are purchased or originated at a deep discount that reflects the incurred credit losses are considered to be POCI. This population includes the recognition of a new financial instrument following a renegotiation where concessions have been granted for economic or contractual reasons relating to the borrower’s financial difficulty that otherwise would not have been considered. The amount of change-in-lifetime ECL is recognised in profit or loss until the POCI is derecognised, even if the lifetime ECL are less than the amount of ECL included in the estimated cash flows on initial recognition.
Movement between stages
Financial assets can be transferred between the different categories (other than POCI) depending on their relative increase in credit risk since initial recognition. Financial instruments are transferred out of stage 2 if their credit risk is no longer considered to be significantly increased since initial recognition based on the assessments described above. Except for renegotiated loans, financial instruments are transferred out of stage 3 when they no longer exhibit any evidence of credit impairment as described above. Renegotiated loans that are not POCI will continue to be in stage 3 until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows, observed over a minimum one-year period and there are no other indicators of impairment. For loans that are assessed for impairment on a portfolio basis, the evidence typically comprises a history of payment performance against the original or revised terms, as appropriate to the circumstances. For loans that are assessed for impairment on an individual basis, all available evidence is assessed on a case-by-case basis.
Measurement of ECL
The assessment of credit risk and the estimation of ECL are unbiased and probability-weighted, and incorporate all available information that is relevant to the assessment including information about past events, current conditions and reasonable and supportable forecasts of future events and economic conditions at the reporting date. In addition, the estimation of ECL should take into account the time value of money.
In general, HSBC calculates ECL using three main components: a probability of default, a loss given default (’LGD’) and the exposure at default (‘EAD’).
The 12-month ECL is calculated by multiplying the 12-month PD, LGD and EAD. Lifetime ECL is calculated using the lifetime PD instead. The 12-month and lifetime PDs represent the probability of default occurring over the next 12 months and the remaining maturity of the instrument respectively.
The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
HSBC leverages the Basel II IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD
•
Through the cycle (represents long-run average PD throughout a full economic cycle)
•
The definition of default includes a backstop of 90+ days past due, although this has been modified to 180+ days past due for some portfolios, particularly UK and US mortgages
• Point in time (based on current conditions, adjusted to take into account estimates of future conditions that will impact PD) • Default backstop of 90+ days past due for all portfolios
EAD	• Cannot be lower than current balance	• Amortisation captured for term products
LGD
•
Downturn LGD (consistent losses expected to be suffered during a severe but plausible economic downturn)
•
Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data
•
Discounted using cost of capital
•
All collection costs included

•
Expected LGD (based on estimate of loss given default including the expected impact of future economic conditions such as changes in value of collateral)
•
No floors
•
Discounted using the original effective interest rate of the loan
•
Only costs associated with obtaining/selling collateral included

Other		• Discounted back from point of default to balance sheet date
While 12-month PDs are recalibrated from Basel II models where possible, the lifetime PDs are determined by projecting the 12-month PD using a term structure. For the wholesale methodology, the lifetime PD also takes into account credit migration, i.e. a customer migrating through the CRR bands over its life.
The ECL for wholesale stage 3 is determined on an individual basis using a discounted cash flow (‘DCF’) methodology. The expected future cash flows are based on the credit risk officer’s estimates as at the reporting date, reflecting reasonable and supportable assumptions and projections of future recoveries and expected future receipts of interest. Collateral is taken into account if it is likely that the recovery of the outstanding amount will include realisation of collateral based on the estimated fair value of collateral at the time of expected realisation, less costs for obtaining and selling the collateral. The cash flows are discounted at a reasonable approximation of the original effective interest rate. For significant cases, cash flows under four different scenarios are probability-weighted by reference to the three economic scenarios applied more generally by the Group and the judgement of the credit risk officer in relation to the likelihood of the workout strategy succeeding or receivership being required. For less significant cases, the effect of different economic scenarios and work-out strategies is approximated and applied as an adjustment to the most likely outcome.
Period over which ECL is measured
Expected credit loss is measured from the initial recognition of the financial asset. The maximum period considered when measuring ECL (be it 12-month or lifetime ECL) is the maximum contractual period over which HSBC is exposed to credit risk. For wholesale overdrafts, credit risk management actions are taken no less frequently than on an annual basis and therefore this period is to the expected date of the next substantive credit review. The date of the substantive credit review also represents the initial recognition of the new facility. However, where the financial instrument includes both a drawn and undrawn commitment and the contractual ability to demand repayment and cancel the undrawn commitment does not serve to limit HSBC’s exposure to credit risk to the contractual notice period, the contractual period does not determine the maximum period considered. Instead, ECL is measured over the period HSBC remains exposed to credit risk that is not mitigated by credit risk management actions. This applies to retail overdrafts and credit cards, where the period is the average time taken for stage 2 exposures to default or close as performing accounts, determined on a portfolio basis and ranging from between two and six years. In addition, for these facilities it is not possible to identify the ECL on the loan commitment component separately from the financial asset component. As a result, the total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
Forward-looking economic inputs
HSBC will in general apply three forward-looking global economic scenarios determined with reference to external forecast distributions representative of our view of forecast economic conditions, the consensus economic scenario approach. This approach is considered sufficient to calculate unbiased expected loss in most economic environments. They represent a most likely outcome (the Central scenario) and two, less likely, outer scenarios referred to as the Upside and Downside scenarios. The Central scenario is the basis for the annual operating planning process and, with regulatory modifications, will also be used in enterprise-wide stress tests. The Upside and Downside scenarios are constructed following a standard process supported by a scenario narrative reflecting the Group’s current top and emerging risks and by consulting external and internal subject matter experts. The relationship between the outer scenarios and Central scenario will generally be fixed with the Central scenario being assigned a weighting of 80% and the Upside and Downside scenarios 10% each, with the difference between the Central and outer scenarios in terms of economic severity being informed by the spread of external forecast distributions among professional industry forecasts. The outer scenarios are economically plausible, internally consistent states of the world and will not necessarily be as severe as scenarios used in stress testing. The period of forecasts is five years for the Central scenario. Upside and Downside scenarios use distributional forecasts for the first two years, after which they converge to the Central forecasts. The spread between the Central and outer scenarios is grounded on consensus distributions of projected gross domestic product of the following economies: UK, France, Hong Kong, mainland China, US and Canada. The economic factors include, but are not limited to, gross domestic product, unemployment, interest rates, inflation and commercial property prices across all the countries and territories in which HSBC operates.
In general, the consequences of the assessment of credit risk and the resulting ECL outputs will be probability-weighted using the standard probability weights. This probability weighting may be applied directly or the effect of the probability weighting determined on a periodic basis, at least annually, and then applied as an adjustment to the outcomes resulting from the central economic forecast. The central economic forecast is updated quarterly.
HSBC recognises that the consensus economic scenario approach using three scenarios will be insufficient in certain economic environments. Additional analysis may be requested at management’s discretion, including the production of extra scenarios. If conditions warrant, this could result in alternative scenarios and probability weightings being applied in arriving at the ECL.
Critical accounting estimates and judgements

In determining ECL, management is required to exercise judgement in defining what is considered to be a significant increase in credit risk and in making assumptions and estimates to incorporate relevant information about past events, current conditions and forecasts of economic conditions. Judgement has been applied in determining the lifetime and point of initial recognition of revolving facilities.
The PD, LGD and EAD models, which support these determinations are reviewed regularly in light of differences between loss estimates and actual loss experience, but given that IFRS 9 requirements have only just been applied, there has been little time available to make these comparisons. Therefore, the underlying models and their calibration, including how they react to forward-looking economic conditions, remain subject to review and refinement. This is particularly relevant for lifetime PDs, which have not been previously used in regulatory modelling, and for the incorporation of ‘Upside scenarios’, that have not generally been subject to experience gained through stress testing.
The exercise of judgement in making estimations requires the use of assumptions that are highly subjective and very sensitive to the risk factors, in particular to changes in economic and credit conditions across a large number of geographical areas. Many of the factors have a high degree of interdependency and there is no single factor to which loan impairment allowances as a whole are sensitive. The sections marked as audited on pages 133 to 139, ‘Measurement uncertainty and sensitivity analysis of ECL estimates,’ set out the assumptions underlying the Central scenario and information about how scenarios are developed in relation to the Group’s top and emerging risks and its judgements, informed by consensus forecasts of professional industry forecasters. The sensitivity of ECL to different economic scenarios is illustrated by recalculating the ECL for selected portfolios as if 100% weighting had been assigned to each scenario.

(j)	Insurance contracts
A contract is classified as an insurance contract where HSBC accepts significant insurance risk from another party by agreeing to compensate that party on the occurrence of a specified uncertain future event. An insurance contract may also transfer financial risk, but is accounted for as an insurance contract if the insurance risk is significant. In addition, HSBC issues investment contracts with discretionary participation features (‘DPF ‘), which are also accounted for as insurance contracts as required by IFRS 4 ‘Insurance Contracts’.
Net insurance premium income
Premiums for life insurance contracts are accounted for when receivable, except in unit-linked insurance contracts where premiums are accounted for when liabilities are established.
Reinsurance premiums are accounted for in the same accounting period as the premiums for the direct insurance contracts to which they relate.
Net insurance claims and benefits paid and movements in liabilities to policyholders
Gross insurance claims for life insurance contracts reflect the total cost of claims arising during the year, including claim handling costs and any policyholder bonuses allocated in anticipation of a bonus declaration.
Maturity claims are recognised when due for payment. Surrenders are recognised when paid or at an earlier date on which, following notification, the policy ceases to be included within the calculation of the related insurance liabilities. Death claims are recognised when notified.
Reinsurance recoveries are accounted for in the same period as the related claim.
Liabilities under insurance contracts
Liabilities under non-linked life insurance contracts are calculated by each life insurance operation based on local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, which is calculated by reference to the value of the relevant underlying funds or indices.
Future profit participation on insurance contracts with DPF
Where contracts provide discretionary profit participation benefits to policyholders, liabilities for these contracts include provisions for the future discretionary benefits to policyholders. These provisions reflect the actual performance of the investment portfolio to date and management’s expectation of the future performance of the assets backing the contracts, as well as other experience factors such as mortality, lapses and operational efficiency, where appropriate. The benefits to policyholders may be determined by the contractual terms, regulation, or past distribution policy.
Investment contracts with DPF
While investment contracts with DPF are financial instruments, they continue to be treated as insurance contracts as required by IFRS 4. The Group therefore recognises the premiums for these contracts as revenue and recognises as an expense the resulting increase in the carrying amount of the liability.
In the case of net unrealised investment gains on these contracts, whose discretionary benefits principally reflect the actual performance of the investment portfolio, the corresponding increase in the liabilities is recognised in either the income statement or other comprehensive income, following the treatment of the unrealised gains on the relevant assets. In the case of net unrealised losses, a deferred participating asset is recognised only to the extent that its recoverability is highly probable. Movements in the liabilities arising from realised gains and losses on relevant assets are recognised in the income statement.
Present value of in-force long-term insurance business
HSBC recognises the value placed on insurance contracts and investment contracts with DPF, which are classified as long-term and in-force at the balance sheet date, as an asset. The asset represents the present value of the equity holders’ interest in the issuing insurance companies’ profits expected to emerge from these contracts written at the balance sheet date. The present value of in-force business (‘PVIF’) is determined by discounting those expected future profits using appropriate assumptions in assessing factors such as future mortality, lapse rates and levels of expenses, and a risk discount rate that reflects the risk premium attributable to the respective contracts. The PVIF incorporates allowances for both non-market risk and the value of financial options and guarantees. The PVIF asset is presented gross of attributable tax in the balance sheet and movements in the PVIF asset are included in ‘Other operating income’ on a gross of tax basis.

(k)	Employee compensation and benefits
Share-based payments
HSBC enters into both equity-settled and cash-settled share-based payment arrangements with its employees as compensation for the provision of their services.
The vesting period for these schemes may commence before the legal grant date if the employees have started to render services in respect of the award before the legal grant date, where there is a shared understanding of the terms and conditions of the arrangement. Expenses are recognised when the employee starts to render service to which the award relates.
Cancellations result from the failure to meet a non-vesting condition during the vesting period, and are treated as an acceleration of vesting recognised immediately in the income statement. Failure to meet a vesting condition by the employee is not treated as a cancellation, and the amount of expense recognised for the award is adjusted to reflect the number of awards expected to vest.
Post-employment benefit plans
HSBC operates a number of pension schemes including defined benefit, defined contribution and post-employment benefit schemes.
Payments to defined contribution schemes are charged as an expense as the employees render service.
Defined benefit pension obligations are calculated using the projected unit credit method. The net charge to the income statement mainly comprises the service cost and the net interest on the net defined benefit asset or liability, and is presented in operating expenses.
Remeasurements of the net defined benefit asset or liability, which comprise actuarial gains and losses, return on plan assets excluding interest and the effect of the asset ceiling (if any, excluding interest), are recognised immediately in other comprehensive income. The net defined benefit asset or liability represents the present value of defined benefit obligations reduced by the fair value of plan assets, after applying the asset ceiling test, where the net defined benefit surplus is limited to the present value of available refunds and reductions in future contributions to the plan.
The cost of obligations arising from other post-employment plans are accounted for on the same basis as defined benefit pension plans.

(l)	Tax
Income tax comprises current tax and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case the tax is recognised in the same statement as the related item appears.
Current tax is the tax expected to be payable on the taxable profit for the year and on any adjustment to tax payable in respect of previous years. HSBC provides for potential current tax liabilities that may arise on the basis of the amounts expected to be paid to the tax authorities.
Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the balance sheet, and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax is calculated using the tax rates expected to apply in the periods in which the assets will be realised or the liabilities settled.
Current and deferred tax are calculated based on tax rates and laws enacted, or substantively enacted, by the balance sheet date.
Critical accounting estimates and judgements

The recognition of a deferred tax asset relies on an assessment of the probability and sufficiency of future taxable profits, future reversals of existing taxable temporary differences and ongoing tax planning strategies. In the absence of a history of taxable profits, the most significant judgements relate to expected future profitability and to the applicability of tax planning strategies, including corporate reorganisations.

(m)	Provisions, contingent liabilities and guarantees
Provisions
Provisions are recognised when it is probable that an outflow of economic benefits will be required to settle a present legal or constructive obligation that has arisen as a result of past events and for which a reliable estimate can be made.
Critical accounting estimates and judgements

Judgement is involved in determining whether a present obligation exists and in estimating the probability, timing and amount of any outflows. Professional expert advice is taken on the assessment of litigation, property (including onerous contracts) and similar obligations. Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous judgements and estimates as appropriate. At more advanced stages, it is typically easier to make judgements and estimates around a better defined set of possible outcomes. However, the amount provisioned can remain very sensitive to the assumptions used. There could be a wide range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result, it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved. Provisions for customer remediation also require significant levels of estimation and judgement. The amounts of provisions recognised depend on a number of different assumptions, such as the volume of inbound complaints, the projected period of inbound complaint volumes, the decay rate of complaint volumes, the population identified as systemically mis-sold and the number of policies per customer complaint.

Contingent liabilities, contractual commitments and guarantees
Contingent liabilities
Contingent liabilities, which include certain guarantees and letters of credit pledged as collateral security, and contingent liabilities related to legal proceedings or regulatory matters, are not recognised in the financial statements but are disclosed unless the probability of settlement is remote.
Financial guarantee contracts
Liabilities under financial guarantee contracts that are not classified as insurance contracts are recorded initially at their fair value, which is generally the fee received or present value of the fee receivable.
HSBC Holdings has issued financial guarantees and similar contracts to other Group entities. HSBC elects to account for certain guarantees as insurance contracts in HSBC Holdings’ financial statements, in which case they are measured and recognised as insurance liabilities. This election is made on a contract-by-contract basis, and is irrevocable.
(n)     Accounting policies applied to financial instruments prior to 1 January 2018
Financial instruments measured at amortised cost
Loans and advances to banks and customers, held-to-maturity investments and most financial liabilities are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transactions costs. If the initial fair value is lower than the cash amount advanced, such as in the case of some leveraged finance and syndicated lending activities, the difference is deferred and recognised over the life of the loan (as described in sub-section (c) above) through the recognition of interest income, unless the loan becomes impaired.
HSBC may commit to underwriting loans on fixed contractual terms for specified periods of time. When the loan arising from the lending commitment is expected to be held for trading, the commitment to lend is recorded as a derivative. When HSBC intends to hold the loan, a provision on the loan commitment is only recorded where it is probable that HSBC will incur a loss.
Impairment of loans and advances
Losses for impaired loans are recognised when there is objective evidence that impairment of a loan or portfolio of loans has occurred. Losses that may arise from future events are not recognised.
Individually assessed loans and advances
The factors considered in determining whether a loan is individually significant for the purposes of assessing impairment include the size of the loan, the number of loans in the portfolio, the importance of the individual loan relationship and how this is managed. Loans that are determined to be individually significant will be individually assessed for impairment, except when volumes of defaults and losses are sufficient to justify treatment under a collective methodology.
Loans considered as individually significant are typically to corporate and commercial customers, are for larger amounts and are managed on an individual basis. For these loans, HSBC considers on a case-by-case basis at each balance sheet date whether there is any objective evidence that a loan is impaired.
The determination of the realisable value of security is based on the most recently updated market value at the time the impairment assessment is performed. The value is not adjusted for expected future changes in market prices, although adjustments are made to reflect local conditions such as forced sale discounts.
Impairment losses are calculated by discounting the expected future cash flows of a loan, which include expected future receipts of contractual interest, at the loan’s original effective interest rate or an approximation thereof, and comparing the resultant present value with the loan’s current carrying amount.
Collectively assessed loans and advances
Impairment is assessed collectively to cover losses that have been incurred but have not yet been identified on loans subject to individual assessment or for homogeneous groups of loans that are not considered individually significant, which are generally retail lending portfolios.
Incurred but not yet identified impairment
Individually assessed loans for which no evidence of impairment has been specifically identified on an individual basis are grouped together according to their credit risk characteristics for a collective impairment assessment. This assessment captures impairment losses that HSBC has incurred as a result of events occurring before the balance sheet date that HSBC is not able to identify on an individual loan basis, and that can be reliably estimated. When information becomes available that identifies losses on individual loans within a group, those loans are removed from the group and assessed individually.
Homogeneous groups of loans and advances
Statistical methods are used to determine collective impairment losses for homogeneous groups of loans not considered individually significant. The methods used to calculate collective allowances are set out below:

•
When appropriate empirical information is available, HSBC utilises roll-rate methodology, which employs statistical analyses of historical data and experience of delinquency and default to reliably estimate the amount of the loans that will eventually be written off as a result of events occurring before the balance sheet date. Individual loans are grouped using ranges of past due days, and statistical estimates are made of the likelihood that loans in each range will progress through the various stages of delinquency and become irrecoverable. Additionally, individual loans are segmented based on their credit characteristics, such as industry sector, loan grade or product. In applying this methodology, adjustments are made to estimate the periods of time between a loss event occurring, for example because of a missed payment, and its confirmation through write-off (known as the loss identification period). Current economic conditions are also evaluated when calculating the appropriate level of allowance required to cover inherent loss. In certain highly developed markets, models also take into account behavioural and account management trends as revealed in, for example bankruptcy and rescheduling statistics.

•
When the portfolio size is small or when information is insufficient or not reliable enough to adopt a roll-rate methodology, HSBC adopts a basic formulaic approach based on historical loss rate experience, or a discounted cash flow model. Where a basic formulaic approach is undertaken, the period between a loss event occurring and its identification is estimated by local management, and is typically between six and 12 months.

Write-off of loans and advances
Loans and the related impairment allowance accounts are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, this is generally after receipt of any proceeds from the realisation of security. In circumstances where the net realisable value of any collateral has been determined and there is no reasonable expectation of further recovery, write-off may be earlier.
Reversals of impairment
If the amount of an impairment loss decreases in a subsequent period, and the decrease can be related objectively to an event occurring after the impairment was recognised, the excess is written back by reducing the loan impairment allowance account accordingly. The write-back is recognised in the income statement.
Assets acquired in exchange for loans
When non-financial assets acquired in exchange for loans as part of an orderly realisation are held for sale, these assets are recorded as ‘Assets held for sale’.
Renegotiated loans
Loans subject to collective impairment assessment whose terms have been renegotiated are no longer considered past due, but are treated as up-to-date loans for measurement purposes once a minimum number of required payments has been received. Where collectively assessed loan portfolios include significant levels of renegotiated loans, these loans are segregated from other parts of the loan portfolio for the purposes of collective impairment assessment to reflect their risk profile. Loans subject to individual impairment assessment, whose terms have been renegotiated, are subject to ongoing review to determine whether they remain impaired. The carrying amounts of loans that have been classified as renegotiated retain this classification until maturity or derecognition.
A loan that is renegotiated is derecognised if the existing agreement is cancelled and a new agreement made on substantially different terms or if the terms of an existing agreement are modified such that the renegotiated loan is substantially a different financial instrument. Any new loans that arise following derecognition events will continue to be disclosed as renegotiated loans and are assessed for impairment as above.
Non-trading reverse repurchase, repurchase and similar agreements
When debt securities are sold subject to a commitment to repurchase them at a predetermined price (‘repos’), they remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (‘reverse repos’) are not recognised on the balance sheet and an asset is recorded in respect of the initial consideration paid. Non-trading repos and reverse repos are measured at amortised cost. The difference between the sale and repurchase price, or between the purchase and resale price is treated as interest and recognised in net interest income over the life of the agreement.
Contracts that are economically equivalent to reverse repurchase or repurchase agreements (such as sales or purchases of debt securities entered into together with total return swaps with the same counterparty) are accounted for similarly to, and presented together with, reverse repurchase or repurchase agreements.
Financial instruments measured at fair value
Available-for-sale financial assets
Available-for-sale financial assets are recognised on the trade date when HSBC enters into contractual arrangements to purchase them, and are normally derecognised when they are either sold or redeemed. They are subsequently remeasured at fair value, and changes therein are recognised in other comprehensive income until the assets are either sold or become impaired. Upon disposal, the cumulative gains or losses in other comprehensive income are recognised in the income statement as ‘Gains less losses from financial investments’.
Impairment of available-for-sale financial assets
Available-for-sale financial assets are assessed at each balance sheet date for objective evidence of impairment. Impairment losses are recognised in the income statement within ‘Loan impairment charges and other credit risk provisions’ for debt instruments and within ‘Gains less losses from financial investments’ for equities.
Available-for-sale debt securities
In assessing objective evidence of impairment at the reporting date, HSBC considers all available evidence, including observable data or information about events specifically relating to the securities which may result in a shortfall in the recovery of future cash flows. A subsequent decline in the fair value of the instrument is recognised in the income statement when there is objective evidence of impairment as a result of decreases in the estimated future cash flows. Where there is no further objective evidence of impairment, the decline in the fair value of the financial asset is recognised in other comprehensive income. If the fair value of a debt security increases in a subsequent period, and the increase can be objectively related to an event occurring after the impairment loss was recognised in the income statement, or the instrument is no longer impaired, the impairment loss is reversed through the income statement.
Available-for-sale equity securities
A significant or prolonged decline in the fair value of the equity below its cost is objective evidence of impairment. In assessing whether it is significant, the decline in fair value is evaluated against the original cost of the asset at initial recognition. In assessing whether it is prolonged, the decline is evaluated against the continuous period in which the fair value of the asset has been below its original cost at initial recognition.
All subsequent increases in the fair value of the instrument are treated as a revaluation and are recognised in other comprehensive income. Subsequent decreases in the fair value of the available-for-sale equity security are recognised in the income statement to the extent that further cumulative impairment losses have been incurred. Impairment losses recognised on the equity security are not reversed through the income statement.
Financial instruments designated at fair value
Financial instruments, other than those held for trading, are classified in this category if they meet one or more of the criteria set out below, and are so designated irrevocably at inception:

•	the use of the designation removes or significantly reduces an accounting mismatch;

•	when a group of financial assets, liabilities or both is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy; and

•	where financial instruments contain one or more non-closely related embedded derivatives.
Designated financial assets are recognised when HSBC enters into contracts with counterparties, which is generally on trade date, and are normally derecognised when the rights to the cash flows expire or are transferred. Designated financial liabilities are recognised when HSBC enters into contracts with counterparties, which is generally on settlement date, and are normally derecognised when extinguished. Subsequent changes in fair values are recognised in the income statement in ‘Net income/(expense) from financial instruments designated at fair value’. Under this criterion, the main classes of financial instruments designated by HSBC are:
Long-term debt issues
The interest and/or foreign exchange exposure on certain fixed rate debt securities issued has been matched with the interest and/or foreign exchange exposure on certain swaps as part of a documented risk management strategy.
Financial assets and financial liabilities under unit-linked and non-linked investment contracts
A contract under which HSBC does not accept significant insurance risk from another party is not classified as an insurance contract, other than investment contracts with discretionary participation features (‘DPF’), but is accounted for as a financial liability. See Note 1.2(j) for investment contracts with DPF and contracts where HSBC accepts significant insurance risk. Customer liabilities under linked and certain non-linked investment contracts issued by insurance subsidiaries and the corresponding financial assets are designated at fair value. Liabilities are at least equivalent to the surrender or transfer value, which is calculated by reference to the value of the relevant underlying funds or indices. Premiums receivable and amounts withdrawn are accounted for as increases or decreases in the liability recorded in respect of investment contracts. The incremental costs directly related to the acquisition of new investment contracts or renewing existing investment contracts are deferred and amortised over the period during which the investment management services are provided.